EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Disclosure of exploration and evaluation assets

	Construction in progress	Mining properties	Plant and equipment	Total
Cost
Balance, January 1, 2016	$7.9	$2,133.6	$1,821.3	$3,962.8
Additions	34.9	172.1	87.3	294.3
Changes in asset retirement obligations	—	11.7	—	11.7
Disposals	—	—	(42.6)	(42.6)
Transfers within Property, plant and equipment	(40.0)	19.1	20.9	—
Balance, December 31, 2016	2.8	2,336.5	1,886.9	4,226.2
Additions	20.9	128.3	83.1	232.3
Changes in asset retirement obligations	—	4.6	—	4.6
Disposals	—	(0.2)	(31.2)	(31.4)
Transfers within Property, plant and equipment	(16.6)	16.9	(0.3)	—
Balance, December 31, 2017	$7.1	$2,486.1	$1,938.5	$4,431.7

	Construction in progress	Mining properties	Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2016	$3.5	$1,383.0	$722.5	$2,109.0
Depreciation expense[1]	—	98.5	187.5	286.0
Disposals	—	—	(37.0)	(37.0)
Transfers within Property, plant and equipment	(3.5)	—	3.5	—
Balance, December 31, 2016	—	1,481.5	876.5	2,358.0
Depreciation expense[1]	—	111.8	173.9	285.7
Disposals	—	—	(28.1)	(28.1)
Reversal of impairment charges[2]	—	(124.1)	—	(124.1)
Balance, December 31, 2017	$—	$1,469.2	$1,022.3	$2,491.5
Carrying amount, December 31, 2016	$2.8	$855.0	$1,010.4	$1,868.2
Carrying amount, December 31, 2017	$7.1	$1,016.9	$916.2	$1,940.2

1	Excludes depreciation expense related to Corporate assets, which is included in General and administrative expenses.

2	Note 34.

	Notes	Côté Gold Project	Saramacca Project	Siribaya Project	Other[1]	Total[2]
Balance, January 1, 2016		$151.0	$—	$—	$4.1	$155.1
Exploration and evaluation expenditures		3.9	—	—	0.2	4.1
Acquired Exploration and evaluation assets		—	10.0	—	—	10.0
Balance, December 31, 2016		$154.9	$10.0	$—	$4.3	$169.2
Exploration and evaluation expenditures		8.1	11.2	—	0.9	20.2
Acquired Exploration and evaluation assets	5	—	15.9	36.6	—	52.5
Reversal of impairment charge	6, 34	400.0	—	—	—	400.0
Sale of a 30% interest in the Côté Gold Project	6	(167.3)	—	—	—	(167.3)
Balance, December 31, 2017		$395.7	$37.1	$36.6	$5.2	$474.6
1Includes costs relating to Boto, Senegal, and other capitalized Exploration and evaluation assets.

2	In 2017, borrowing costs attributable to Exploration and evaluation assets totaled $1.9 million (2016 - $0.7 million), and were capitalized at a weighted average interest rate of 7.16% (2016 - 6.99%).